8. Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Income Tax Disclosure [Abstract]
8. Income Taxes

The Company has no taxable income under Canadian Federal and Provincial tax laws for the three month periods ended June 30, 2015 and 2014.  The Company has non-capital loss carryforwards at June 30, 2015 totalling approximately $950,000, which may be offset against future taxable income.  If not used, the loss carryforwards will expire between 2029 and 2036.

The following table reconciles the income tax benefit at the Canadian statutory rate to income tax benefit at the Company’s effective tax rates.

	2015	2014
Loss before income taxes	$(1,087,289)	$(232,956)
Statutory tax rate	26.5%	26.5%
Expected income tax (recovery)	$(288,000)	$(62,000)
Non-deductible items	197,000	1,000
Change in valuation allowance	91,000	61,000
Total income taxes (recovery)	$-	$-

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases for financial reporting purposes.   Deferred tax assets as at March 31, 2015 and 2014 are comprised of the following:

	2015	2014
Net operating loss carry forwards	$242,000	$187,000
Equipment and leasehold improvements	30,000	-
Valuation allowance	(272,000)	(187,000)
Net deferred tax asset	$-	$-

The Company has net operating loss carry forwards of approximately $913,000 (2014 - $706,000) which may be carried forward to apply against future year income for Canadian income tax purposes, subject to final determination by taxing authorities, expiring in the following years:

Expiry
2029	$65,000
2030	83,000
2031	28,000
2032	81,000
2033	91,000
2034	242,000
2035	323,000
Total	$913,000

The deferred tax assets have not been recognized because at this stage of the Company’s development, it is not determined that future taxable profits will be available against which the Company can utilize such deferred tax assets.  Tax years 2009 through 2015 remain open to examination by the taxing jurisdictions to which the Company is subject.  The Company has not been notified by any taxing jurisdictions of any proposed or planned examination.  The Company has non-refundable tax credits as at March 31, 2015 of $5,449 (2014 - $5,449) which expire in the year 2031.